Principal Diversified Select Real Asset Fund
Supplement dated May 10, 2021
to the Statement of Additional Information dated August 1, 2020
(as previously supplemented)

This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGERS
In the Other Accounts Managed table, add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
May Tong (1)
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(1) Information as of April 30, 2021

In the Ownership of Securities table, add the following alphabetically to the list of portfolio managers:

Ownership of Securities

Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
May Tong (1)	None

(1) Information as of April 30, 2021